Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Provisions
Schedule of provisions

	Other(1)	Tax(2)	Total
	£’000	£’000	£’000
At 1 July 2021	722	4,080	4,802
Charged to profit or loss:
Reassessment of provisions	421	1,259	1,680
Additional provisions recognized	—	6,162	6,162
At 30 June 2022	1,143	11,501	12,644
Charged to profit or loss:
Reassessment of provisions	(267)	264	(3)
Additional provisions recognized	—	298	298
At 30 June 2023	876	12,063	12,939
Less: non-current portion
Provisions	93	—	93
Current provisions	783	12,063	12,846

(1) Other provision

Other provision includes, amongst other items, make good provisions as the Group is required to restore the leased premises of its office spaces to their original condition at the end of the respective lease terms. A provision has been recognized based upon the estimated expenditure required to remove any leasehold improvements. The remaining term on such leased properties is between 9 months and 10 years.

(2) Tax provision

Provision in respect of player related tax matters. The timing of cash outflows is by its nature uncertain but it is management’s best estimate that these will be made within the next 12 months.